INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
INCOME TAXES
Summary of the Company's net deferred tax asset

	March 31, 2023	March 31, 2022
Deferred tax assets:
Startup and organizational costs	$371,046	$—
Total deferred tax asset	371,046	—
Valuation allowance	(371,046)	—
Deferred tax asset, net of allowance	$—	$—

	December 31, 2022	December 31, 2021
Deferred tax assets:
Startup and organizational costs	$195,000	$—
Total deferred tax asset	195,000	—
Valuation allowance	(195,000)	—
Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision

	March 31, 2023	March 31, 2022
Federal
Current expense	$185,837	$—
Deferred benefit	(371,046)	—
Change in valuation allowance	371,046	—
Income tax provision	$185,837	$—

	December 31, 2022	December 31, 2021
Federal
Current expense	$215,000	$—
Deferred benefit	(195,000)	—
Change in valuation allowance	195,000	—
Income tax provision	$215,000	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate (benefit)

	Year Ended December 31,
	2022		2021
Income tax at statutory rate	18,734	21.0%	—	—%
Change in valuation allowance	195,000	218.6%	—	—%
Other	1,266	1.4%	—	—%
Income tax expense	215,000	241%	—	—%